Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounting	$ 36,161	$ 36,161
Research and development	393,496	650,584
Legal		15,273
Other	141,860	163,029
Total	$ 571,517	$ 865,047